Employee Benefit Plans (Details 5) (Other Postretirement Benefits [Member], USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair values of other postretirement benefits plan assets
Total assets at fair value	$ 162	$ 148	$ 126
Level 1 [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	87	86
Level 1 [Member] | Cash management fund [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	15	15
Level 1 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	44	49
Level 1 [Member] | U.S. large cap [Member] | Commingled investment funds [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 1 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	24	19
Level 1 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	1	0
Level 1 [Member] | Emerging markets growth [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	1	2
Level 1 [Member] | Emerging markets value [Member] | Commingled investment funds [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 1 [Member] | International developed markets large cap value [Member] | Commingled investment funds [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 1 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	2	1
Level 1 [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 1 [Member] | Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 1 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 2 [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	75	62
Level 2 [Member] | Cash management fund [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 2 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 2 [Member] | U.S. large cap [Member] | Commingled investment funds [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	17	8
Level 2 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 2 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	14	13
Level 2 [Member] | Emerging markets growth [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	2	2
Level 2 [Member] | Emerging markets value [Member] | Commingled investment funds [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	3	3
Level 2 [Member] | International developed markets large cap value [Member] | Commingled investment funds [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	8	7
Level 2 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 2 [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	10	8
Level 2 [Member] | Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	6	6
Level 2 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	15	15
Level 3 [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 3 [Member] | Cash management fund [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 3 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 3 [Member] | U.S. large cap [Member] | Commingled investment funds [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 3 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 3 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 3 [Member] | Emerging markets growth [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 3 [Member] | Emerging markets value [Member] | Commingled investment funds [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 3 [Member] | International developed markets large cap value [Member] | Commingled investment funds [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 3 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 3 [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 3 [Member] | Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Level 3 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	0	0
Cash management fund [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	15	15
U.S. large cap [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	44	49
U.S. large cap [Member] | Commingled investment funds [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	17	8
U.S. small cap [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	24	19
International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	15	13
Emerging markets growth [Member] | Equity securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	3	4
Emerging markets value [Member] | Commingled investment funds [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	3	3
International developed markets large cap value [Member] | Commingled investment funds [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	8	7
U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	2	1
Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	10	8
Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	6	6
Corporate bonds [Member] | Fixed income securities [Member]
Fair values of other postretirement benefits plan assets
Total assets at fair value	$ 15	$ 15